CONVERTIBLE NOTES (Detail Textuals) - USD ($)	6 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Oct. 31, 2017	Aug. 31, 2017
Debt Instrument [Line Items]
Convertible notes	$ 4,521,433			$ 0
Proceeds from issuance of convertible notes	3,907,750
Original issuance discount	444,933
Financing fees	$ 168,750
Common shares and warrant units to purchase common stock	1,363,332
Number of warrants called to purchase common stock	96,000		1,312,722
Warrants Outstanding Weighted average exercise price	$ 1.75
Conversion after issuance days	180 days
Discount percent	70.00%
Derivative liabilities	$ 554,762
Interest expense on convertible notes	92,521	$ 0
Accrued interest payable	$ 92,521	0		$ 0
Minimum
Debt Instrument [Line Items]
Warrants Outstanding Weighted average exercise price			$ 0.81
Convertible note term	6 months
Annual interest rate	0.00%
Trading days prior to conversion	20 days
Maximum
Debt Instrument [Line Items]
Warrants Outstanding Weighted average exercise price			$ 2.60
Convertible note term	2 years
Annual interest rate	12.00%
Trading days prior to conversion	25 days
Interest expense
Debt Instrument [Line Items]
Amortization expense of debt discount and deferred financing fees	$ 1,469,387	$ 0